Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER FUNDS II
Entity Central Index Key	0000092751
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000024978 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class A
Trading Symbol	SPECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$194	1.52%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class A returned 55.61%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class A	47.43%	13.34%	12.67%
Alger Spectra Fund Class A—excluding sales load	55.61%	14.58%	13.28%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,458,761,839
Holdings Count | Holding	76	[1]
Advisory Fees Paid, Amount	$ 27,376,168
Investment Company Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000068367 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class C
Trading Symbol	ASPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$286	2.25%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class C returned 54.49%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class C	53.49%	13.71%	12.60%
Alger Spectra Fund Class C—excluding contingent deferred sales charges	54.49%	13.71%	12.60%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,458,761,839
Holdings Count | Holding	76	[2]
Advisory Fees Paid, Amount	$ 27,376,168
Investment Company Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000068368 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class I
Trading Symbol	ASPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$192	1.50%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class I returned 55.59% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class I	55.59%	14.58%	13.29%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,458,761,839
Holdings Count | Holding	76	[3]
Advisory Fees Paid, Amount	$ 27,376,168
Investment Company Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095102 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Y
Trading Symbol	ASPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$145	1.13%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Y returned 56.15% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 12/3/18
Alger Spectra Fund Class Y	56.15%	15.00%	14.63%
Russell 3000 Growth Index	43.42%	18.34%	17.79%
S&P 500 Index	38.02%	15.27%	14.76%

Performance Inception Date	Dec. 03, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,458,761,839
Holdings Count | Holding	76	[4]
Advisory Fees Paid, Amount	$ 27,376,168
Investment Company Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000206605 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Z
Trading Symbol	ASPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$152	1.19%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Z returned 56.06% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class Z	56.06%	14.95%	13.64%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,458,761,839
Holdings Count | Holding	76	[5]
Advisory Fees Paid, Amount	$ 27,376,168
Investment Company Portfolio Turnover	49.26%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to 0.34% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to 0.34% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000039961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class A
Trading Symbol	SPEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$137	1.15%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class A returned 37.96%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class A	30.70%	14.39%	12.55%
Alger Responsible Investing Fund Class A—excluding sales load	37.96%	15.63%	13.16%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 95,075,065
Holdings Count | Holding	64	[6]
Advisory Fees Paid, Amount	$ 658,312
Investment Company Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to 0.38% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to 0.38% of the class’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000068369 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class C
Trading Symbol	AGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$240	2.03%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class C returned 36.79%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class C	35.79%	14.72%	12.46%
Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges	36.79%	14.72%	12.46%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 95,075,065
Holdings Count | Holding	64	[7]
Advisory Fees Paid, Amount	$ 658,312
Investment Company Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000068370 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class I
Trading Symbol	AGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$137	1.15%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class I returned 38.00% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class I	38.00%	15.62%	13.17%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 95,075,065
Holdings Count | Holding	64	[8]
Advisory Fees Paid, Amount	$ 658,312
Investment Company Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to 0.38% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to 0.38% of the class’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000174226 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class Z
Trading Symbol	ALGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$114	0.96%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class Z returned 38.24% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 10/14/16
Alger Responsible Investing Fund Class Z	38.24%	16.03%	16.36%
Russell 1000 Growth Index	43.77%	19.00%	18.76%
S&P 500 Index	38.02%	15.27%	15.00%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 95,075,065
Holdings Count | Holding	64	[9]
Advisory Fees Paid, Amount	$ 658,312
Investment Company Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000078761 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class A
Trading Symbol	SPEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$236	2.07%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class A returned 28.09%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 19.57% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 85.65% and the average allocation to short positions was -29.60%. The Fund’s average cash allocation, which includes short sale proceeds, was 43.96%.
Based on the net exposure of long and short positions, the Information Technology and Health Care sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. Long positions, in aggregate, contributed to absolute and relative performance while short positions, in aggregate, detracted from both absolute and relative performance. During the period, exposure of long derivative positions in the S&P 500 Index detracted from both absolute and relative performance, while exposure of short derivative positions in the S&P 500 Index contributed to absolute performance and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; TransDigm Group Inc.; Glaukos Corp; and Spotify Technology were among the top contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Financials and Information Technology sectors were the largest detractors from relative performance. Snap, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; and Flywire Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class A	21.35%	9.02%	7.08%
Alger Dynamic Opportunities Fund Class A—excluding sales load	28.09%	10.21%	7.66%
HFRI Equity Hedge (Total) Index	19.57%	8.52%	6.08%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 200,757,210
Holdings Count | Holding	120	[10]
Advisory Fees Paid, Amount	$ 2,768,283
Investment Company Portfolio Turnover	373.89%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$200,757,210
Total number of portfolio holdings[1]	120
Portfolio turnover rate as of the end of the reporting period	373.89%
Total advisory fees paid	$2,768,283
Long portfolio exposure	83.4%
Short portfolio exposure	(24.5)%
Net portfolio exposure	58.9%
Cash, Short-Term Investments and Other Net Assets	41.1%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.0%
Consumer Discretionary	5.6%
Consumer Staples	(2.0)%
Energy	0.8%
Exchange Traded Funds	(1.2)%
Financials	5.6%
Healthcare	12.3%
Industrials	14.0%
Information Technology	14.7%
Market Indices	(0.3)%
Materials	(1.0)%
Real Estate	2.1%
Utilities	1.3%
Short-Term Investments and Other Net Assets	41.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000098121 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class C
Trading Symbol	ADOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$321	2.83%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	2.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class C returned 27.09%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 19.57% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 85.65% and the average allocation to short positions was -29.60%. The Fund’s average cash allocation, which includes short sale proceeds, was 43.96%.
Based on the net exposure of long and short positions, the Information Technology and Health Care sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. Long positions, in aggregate, contributed to absolute and relative performance while short positions, in aggregate, detracted from both absolute and relative performance. During the period, exposure of long derivative positions in the S&P 500 Index detracted from both absolute and relative performance, while exposure of short derivative positions in the S&P 500 Index contributed to absolute performance and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; TransDigm Group Inc.; Glaukos Corp; and Spotify Technology were among the top contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Financials and Information Technology sectors were the largest detractors from relative performance. Snap, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; and Flywire Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class C	26.09%	9.37%	7.00%
Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge	27.09%	9.37%	7.00%
HFRI Equity Hedge (Total) Index	19.57%	8.52%	6.08%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 200,757,210
Holdings Count | Holding	120	[11]
Advisory Fees Paid, Amount	$ 2,768,283
Investment Company Portfolio Turnover	373.89%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$200,757,210
Total number of portfolio holdings[1]	120
Portfolio turnover rate as of the end of the reporting period	373.89%
Total advisory fees paid	$2,768,283
Long portfolio exposure	83.4%
Short portfolio exposure	(24.5)%
Net portfolio exposure	58.9%
Cash, Short-Term Investments and Other Net Assets	41.1%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.0%
Consumer Discretionary	5.6%
Consumer Staples	(2.0)%
Energy	0.8%
Exchange Traded Funds	(1.2)%
Financials	5.6%
Healthcare	12.3%
Industrials	14.0%
Information Technology	14.7%
Market Indices	(0.3)%
Materials	(1.0)%
Real Estate	2.1%
Utilities	1.3%
Short-Term Investments and Other Net Assets	41.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095104 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class Z
Trading Symbol	ADOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$200	1.75%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class Z returned 28.54% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 19.57% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 85.65% and the average allocation to short positions was -29.60%. The Fund’s average cash allocation, which includes short sale proceeds, was 43.96%.
Based on the net exposure of long and short positions, the Information Technology and Health Care sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. Long positions, in aggregate, contributed to absolute and relative performance while short positions, in aggregate, detracted from both absolute and relative performance. During the period, exposure of long derivative positions in the S&P 500 Index detracted from both absolute and relative performance, while exposure of short derivative positions in the S&P 500 Index contributed to absolute performance and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; TransDigm Group Inc.; Glaukos Corp; and Spotify Technology were among the top contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Financials and Information Technology sectors were the largest detractors from relative performance. Snap, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; and Flywire Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class Z	28.54%	10.51%	7.97%
HFRI Equity Hedge (Total) Index	19.57%	8.52%	6.08%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 200,757,210
Holdings Count | Holding	120	[12]
Advisory Fees Paid, Amount	$ 2,768,283
Investment Company Portfolio Turnover	373.89%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$200,757,210
Total number of portfolio holdings[1]	120
Portfolio turnover rate as of the end of the reporting period	373.89%
Total advisory fees paid	$2,768,283
Long portfolio exposure	83.4%
Short portfolio exposure	(24.5)%
Net portfolio exposure	58.9%
Cash, Short-Term Investments and Other Net Assets	41.1%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.0%
Consumer Discretionary	5.6%
Consumer Staples	(2.0)%
Energy	0.8%
Exchange Traded Funds	(1.2)%
Financials	5.6%
Healthcare	12.3%
Industrials	14.0%
Information Technology	14.7%
Market Indices	(0.3)%
Materials	(1.0)%
Real Estate	2.1%
Utilities	1.3%
Short-Term Investments and Other Net Assets	41.1%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095099 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class A
Trading Symbol	AAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$177	1.58%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class A returned 23.60%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class A	17.06%	2.69%	2.31%
Alger Emerging Markets Fund Class A—excluding sales load	23.60%	3.80%	2.86%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 18,852,889
Holdings Count | Holding	39	[13]
Advisory Fees Paid, Amount	$ 153,038
Investment Company Portfolio Turnover	111.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095100 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class C
Trading Symbol	ACEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$259	2.33%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class C returned 22.60%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class C	21.60%	3.00%	2.24%
Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges	22.60%	3.00%	2.24%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 18,852,889
Holdings Count | Holding	39	[14]
Advisory Fees Paid, Amount	$ 153,038
Investment Company Portfolio Turnover	111.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000095101 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class I
Trading Symbol	AIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$167	1.49%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class I returned 23.68% for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class I	23.68%	3.89%	2.92%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 18,852,889
Holdings Count | Holding	39	[15]
Advisory Fees Paid, Amount	$ 153,038
Investment Company Portfolio Turnover	111.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000138115 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class Z
Trading Symbol	AZEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class Z returned 24.23% for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class Z	24.23%	4.35%	3.36%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 18,852,889
Holdings Count | Holding	39	[16]
Advisory Fees Paid, Amount	$ 153,038
Investment Company Portfolio Turnover	111.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Adviser [Text Block]	Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	Excludes Money Market Funds.
[3]	Excludes Money Market Funds.
[4]	Excludes Money Market Funds.
[5]	Excludes Money Market Funds.
[6]	Excludes Money Market Funds.
[7]	Excludes Money Market Funds.
[8]	Excludes Money Market Funds.
[9]	Excludes Money Market Funds.
[10]	Excludes Money Market Funds.
[11]	Excludes Money Market Funds.
[12]	Excludes Money Market Funds.
[13]	Excludes Money Market Funds.
[14]	Excludes Money Market Funds.
[15]	Excludes Money Market Funds.
[16]	Excludes Money Market Funds.